                                AIM EQUITY FUNDS

                     CLASS A, CLASS B AND CLASS C SHARES OF

                        AIM DENT DEMOGRAPHIC TRENDS FUND

                          Supplement dated July 1, 2004
            to the Prospectus dated February 27, 2004 as supplemented
                       February 27, 2004, and May 18, 2004

The following replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE":

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
----------------------------------------------------------------------------------------------------------------------
(fees paid directly from
your investment)                                        CLASS A                CLASS B               CLASS C
==================================================== ===================== ====================== ====================
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                                          5.50%                  None                  None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                       None (1),(2)           5.00%                 1.00%
---------------------------------------------------- --------------------- ---------------------- --------------------

ANNUAL FUND OPERATING EXPENSES(3)
---------------------------------------------------- --------------------- ---------------------- --------------------
(expenses that are deducted
from fund assets)                                       CLASS A                CLASS B               CLASS C
==================================================== ===================== ====================== ====================
Management Fees(4)                                        0.77                  0.77                  0.77
Distribution and/or
Service (12b-1) Fees                                      0.35                  1.00                  1.00

Other Expenses                                            0.82                  0.82                  0.82

Total Annual Fund
Operating Expenses(5)                                     1.94                  2.59                  2.59
==================================================== ===================== ====================== ====================

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan's assets occurs within 12 months from the date of the retirement plan's initial purchase.

(3) There is no guarantee that actual expenses will be the same as those shown in the table.

(4) Effective July 1, 2004, the Board of Trustees of AIM Equity Funds approved an amendment to the master investment advisory agreement. Under the amended master investment advisory agreement, the management fee for the fund has been reduced from 0.85% to 0.77%. Expenses have been restated to reflect this agreement.

(5) The Fund's advisor has voluntarily agreed to waive advisory fees or reimburse expenses of Class A, Class B and Class C shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Class A shares to 2.00%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Operating Expenses to exceed the 2.00% cap: (i) interest; (ii) taxes;
    (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the Fund's board of trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's board of trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds univested cash. Those credits are used to pay certain expenses incurred by the Fund. These expense limitation agreements may be modified or discontinued without further notice to investors.

    You may also be charged a transaction or other fee by the financial institution managing your account.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                    1 YEAR                 3 YEARS                5 YEARS               10 YEARS
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class A                              $736                  $1,126                 $1,539                 $2,690
Class B                               762                   1,105                  1,575                  2,767
Class C                               362                     805                  1,375                  2,925
----------------------------------------------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                                    1 YEAR                 3 YEARS                5 YEARS               10 YEARS
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Class A                              $736                  $1,126                 $1,539                 $2,690
Class B                               262                     805                  1,375                  2,767
Class C                               262                     805                  1,375                  2,925
------------------------- ---------------------- ----------------------- ---------------------- ----------------------"

                           AIM AGGRESSIVE GROWTH FUND
                             AIM BASIC VALUE II FUND
                               AIM BLUE CHIP FUND
                          AIM CAPITAL DEVELOPMENT FUND
                                AIM CHARTER FUND
                             AIM CONSTELLATION FUND
                            AIM CORE STRATEGIES FUND
                        AIM DENT DEMOGRAPHIC TRENDS FUND
                          AIM DIVERSIFIED DIVIDEND FUND
                            AIM EMERGING GROWTH FUND
                         AIM LARGE CAP BASIC VALUE FUND
                            AIM LARGE CAP GROWTH FUND
                             AIM MID CAP GROWTH FUND
                              AIM U.S. GROWTH FUND
                               AIM WEINGARTEN FUND

                     (SERIES PORTFOLIOS OF AIM EQUITY FUNDS)

                      Supplement dated July 1, 2004
       to the Statement of Additional Information dated February 27, 2004 as supplemented March 19, 2004, April 6, 2004 and May 18, 2004



The following replaces in its entirety the sixth paragraph under the heading "INVESTMENT ADVISORY AND OTHER SERVICES - INVESTMENT ADVISOR":

"INVESTMENT ADVISOR

       Pursuant to its advisory agreement with the Trust, AIM receives a monthly fee from each Fund calculated at the following annual rates, based on the average daily net assets of each Fund during the year:

                                                                                  ANNUAL
        FUND NAME                               NET ASSETS                         RATE
--------------------------                  ------------------                    ------
AIM Aggressive Growth Fund                  First $150 million                     0.80%
                                            Amount over $150 million               0.625%

AIM Blue Chip Fund                          First $350 million                     0.75%
AIM Capital Development Fund                Amount over $350 million               0.625%

AIM Charter Fund                            First $30 million                      1.00%
AIM Constellation Fund*                     Next $120 million                      0.75%
                                            Amount over $150 million               0.625%

AIM Basic Value II Fund                     First $1 billion                       0.75%
AIM U.S. Growth Fund                        Next $1 billion                        0.70%
                                            Amount over $2 billion                 0.65%

AIM Core Strategies Fund                    First $1 billion                       0.75%
AIM Diversified Dividend Fund               Next $1 billion                        0.70%
                                            Amount over $2 billion                 0.625%

AIM Dent Demographic Trends Fund            First $2 billion                       0.77%
                                            Amount over $2 billion                 0.72%

AIM Emerging Growth Fund                    First $1 billion                       0.85%
                                            Amount over $1 billion                 0.80%

                                                                                  ANNUAL
        FUND NAME                               NET ASSETS                         RATE
--------------------------                  ------------------                    ------
AIM Large Cap Basic Value Fund              First $1 billion                       0.60%
                                            Next $1 billion                        0.575%
                                            Amount over $2 billion                 0.55%

AIM Large Cap Growth Fund                   First $1 billion                       0.75%
                                            Next $1 billion                        0.70%
                                            Amount over $2 billion                 0.625%

AIM Mid Cap Growth Fund                     First $1 billion                       0.80%
                                            Amount over $1 billion                 0.75%

AIM Weingarten Fund                         First $30 million                      1.00%
                                            Next $320 million                      0.75%
                                            Amount over $350 million               0.625%

*   See currently effective fee disclosure below                                                                 "

The following replaces in its entirety the fourth paragraph under the heading "INVESTMENT ADVISORY AND OTHER SERVICES - INVESTMENT SUB-ADVISOR":

"INVESTMENT SUB-ADVISOR

         For the services to be rendered by Dent Advisors under its Master Sub-Advisory Contract, the Advisor will pay to Dent Advisors a fee which will be computed daily and paid as of the last day of each month. On an annual basis, the sub-advisory fee is 6.49% of the net management fee for the Fund; however, no sub-advisory fee shall be due with respect to the Fund if the net assets of such Fund fall below $50 million."


The following replaces in their entirety the first through fifth paragraphs appearing under the heading "DISTRIBUTION OF SECURITIES - DISTRIBUTION PLANS":

         "DISTRIBUTION PLANS

                The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund's Class A shares, Class B shares, Class C shares, Class R shares and Investor Class shares, if applicable (collectively the "Plans").

                Each Fund, pursuant to its Class A, Class B, Class C, Class R and, with respect to AIM Blue Chip Fund and AIM Large Cap Basic Value Fund, Investor Class Plans, pays AIM Distributors compensation at the annual rate, shown immediately below, of the Fund's average daily net assets of the applicable class.

                                                                                         INVESTOR
              FUND                   CLASS A      CLASS B      CLASS C      CLASS R       CLASS
--------------------------------     -------      -------      -------      -------      --------
AIM Aggressive Growth Fund              0.25%        1.00%        1.00%     0.50%        N/A
AIM Basic Value II Fund                 0.35%        1.00%        1.00%     N/A          N/A
AIM Blue Chip Fund                      0.35%        1.00%        1.00%     0.50%        0.25%
AIM Capital Development Fund            0.35%        1.00%        1.00%     0.50%        N/A
AIM Charter Fund                        0.30%        1.00%        1.00%     0.50%        N/A
AIM Constellation Fund                  0.30%        1.00%        1.00%     0.50%        N/A
AIM Core Strategies Fund                0.35%        1.00%        1.00%     N/A          N/A
AIM Dent Demographic Trends Fund        0.35%        1.00%        1.00%     N/A          N/A
AIM Diversified Dividend Fund           0.35%        1.00%        1.00%     N/A          N/A
AIM Emerging Growth Fund                0.35%        1.00%        1.00%     N/A          N/A

AIM Large Cap Basic Value Fund          0.35%        1.00%        1.00%     0.50%        0.25%
AIM Large Cap Growth Fund               0.35%        1.00%        1.00%     0.50%        N/A
AIM Mid Cap Growth Fund                 0.35%        1.00%        1.00%     0.50%        N/A
AIM U.S. Growth Fund                    0.35%        1.00%        1.00%     N/A          N/A
AIM Weingarten Fund                     0.30%        1.00%        1.00%     0.50%        N/A

       AIM Large Cap Growth Fund, pursuant to its Investor Class Plan, pay AIM Distributors an amount necessary to reimburse AIM Distributors for its actual allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of the Investor Class shares of the Fund.

       All of the Plans compensate or reimburse AIM Distributors, as applicable, for the purpose of financing any activity which is primarily intended to result in the sale of shares of the Funds. Such activities include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering each Plan.

       Amounts payable by a Fund under the Class A, Class B, Class C, Class R and, with respect to AIM Blue Chip Fund and AIM Large Cap Basic Value Fund, Investor Class Plans need not be directly related to the expenses actually incurred by AIM Distributors on behalf of each Fund. These Plans do not obligate the Funds to reimburse AIM Distributors for the actual allocated share of expenses AIM Distributors may incur in fulfilling its obligations under these Plans. Thus, even if AIM Distributors' actual allocated share of expenses exceeds the fee payable to AIM Distributors at any given time, under these Plans the Funds will not be obligated to pay more than that fee. If AIM Distributors' actual allocated share of expenses is less than the fee it receives, under these Plans AIM Distributors will retain the full amount of the fee.

       Amounts payable by AIM Large Cap Growth Fund under its Investor Class Plan are directly related to the expenses incurred by AIM Distributors on behalf of the Fund, as this Plan obligates the Fund to reimburse AIM Distributors for its actual allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of the Investor Class shares of the Fund. If AIM Distributors' actual allocated share of expenses incurred pursuant to the Investor Class Plan for the period exceeds the 0.25% annual cap, under this Plan AIM Large Cap Basic Value Fund and AIM Large Cap Growth Fund will not be obligated to pay more than the 0.25% annual cap. If AIM Distributors' actual allocated share of expenses incurred pursuant to the Investor Class Plan for the period is less than the 0.25% annual cap, under this Plan AIM Distributors is entitled to be reimbursed only for its actual allocated share of expenses.

       AIM Distributors may from time to time waive or reduce any portion of its 12b-1 fee for Class A, Class C, Class R or Investor Class shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM Distributors will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM Distributors and the Fund.

       The Funds may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C, Class R and Investor Class shares attributable to the customers of selected dealers and financial institutions to such dealers and financial institutions, including AIM Distributors, acting as principal, who furnish continuing personal shareholder services to their customers who purchase and own the applicable class of shares of the Fund. Under the terms of a shareholder service agreement, such personal shareholder services include responding to customer inquiries and providing customers with information about their investments. Any amounts not paid as a service fee under each Plan would constitute an asset-based sales charge."